Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Jun. 11, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets		$ 1,268,252,493	$ 1,026,401,196
Non-current Assets		8,232,071,103	6,878,070,388
Current Liabilities		2,132,326,217	1,045,480,165
Non-current Liabilities		4,021,504,481	3,264,716,920
Revenues		2,829,682,404	2,548,384,317	$ 2,624,576,323
PROFIT (LOSS)		100,710,134	(52,386,835)	316,093,218
Other Comprehensive Income		(90,469,386)	119,355,961	(34,855,794)
Comprehensive Income		$ 10,240,748	$ 66,969,126	$ 281,237,424
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect		33.33%	33.33%
Current Assets		$ 135,535,995	$ 57,032,080
Non-current Assets		1,551,052,079	1,433,019,578
Current Liabilities		204,485,491	117,974,825
Non-current Liabilities		1,464,982,676	1,366,888,682
Revenues		1,025,300,274	553,288,674
PROFIT (LOSS)		10,862,103	3,381,935
Other Comprehensive Income		2,215,243	(366,207)
Comprehensive Income		$ 13,077,346	$ 3,015,728
Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	20.00%	20.00%	20.00%
Current Assets		$ 15,011,284	$ 20,007,409
Non-current Assets		105,903,882	93,871,600
Current Liabilities		13,781,434	15,101,345
Non-current Liabilities		87,989,309	81,569,344
Revenues			7,503,692
PROFIT (LOSS)		98,684	5,425,709
Other Comprehensive Income		5,190,928
Comprehensive Income		$ 5,289,612	$ 5,425,709